Summary of Changes in Fair Value of Private Placement Warrant Liability (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Balance at December 31, 2024	$ 295,603
Change in fair value	844,000	(1,228,906)
Balance at December 31, 2025	1,699,000	295,603
February Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Loss on issuance	$ 559,000
June Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Loss on issuance		361,000
August Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Loss on issuance		356,000
October Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Loss on issuance		$ 807,509